UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-09086

TD ASSET MANAGEMENT USA FUNDS INC.
(FORMERLY KNOWN AS “TD WATERHOUSE FAMILY OF FUNDS, INC.”)
(Exact name of registrant as specified in charter)

31 West 52nd Street, New York, New York	10019

(Address of principal executive offices)	(Zip code)

David Hartman, President, TD Asset Management USA Funds Inc., 31 West 52nd Street, New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code:   212-827-7061

Date of fiscal year end:   October 31, 2007

Date of reporting period:   January 31, 2007

        Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

        A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

        File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2007
(unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	CORPORATE OBLIGATIONS

	ASSET-BACKED OBLIGATIONS—12.0%
$ 70,626,000	Aquinas Funding, LLC, due 2/23/07 (Credit: MBIA; Rabobank Nederland) (Note D)	5.31	$ 70,398,545
150,000,000	Aquinas Funding, LLC, due 2/28/07 (Credit: MBIA; Rabobank Nederland) (Note D)	5.29	149,408,250
50,740,000	Aquinas Funding, LLC, due 3/21/07 (Credit: MBIA; Rabobank Nederland) (Note D)	5.33	50,384,820
117,900,000	CAFCO, LLC, due 2/7/07 (Note D)	5.30	117,796,641
50,000,000	CAFCO, LLC, due 2/8/07 (Note D)	5.30	49,948,861
7,215,628	Capital One Auto Finance Trust, Ser. 2006-B, Cl. A-1, 5.48%, due 8/15/07 (GTY: MBIA)	5.48	7,215,628
47,500,000	CRC Funding, LLC, 5.30%, due 3/20/07 (Note D)	5.30	47,174,427
105,902,310	LEAFs, LLC, 5.32%, due 2/20/07 (Credit: AIG Financial Products Corp.) (Notes A, D)	5.32	105,902,310
22,589,000	Long Lane Master Trust IV, CP, Ser. 1999-A, due 2/7/07 (Credit: Bank of America, N.A.) (Note D)	5.42	22,571,308
221,753,000	Long Lane Master Trust IV, CP, Ser. 1999-A, due 2/7/07 (Credit: Bank of America, N.A.) (Note D)	5.30	221,555,966
18,721,000	Long Lane Master Trust IV, CP, Ser. 1999-A, due 3/7/07 (Credit: Bank of America, N.A.) (Note D)	5.30	18,627,998
85,000,000	Metropolitan Life Global Funding I, Ser. 2003-2, 5.50%, due 8/28/06 (Notes A, D)	5.42	85,000,000
35,000,000	Metropolitan Life Global Funding I, Ser. 2005-1, 5.33%, due 2/6/07 (Notes A, D)	5.29	35,000,757
22,419,000	Park Avenue Receivables Corp., due 2/2/07 (LIQ: Park Ave. Receivables; Chase Manhattan Bank, NY) (Note D)	5.27	22,415,724
84,552,000	Park Avenue Receivables Corp., due 2/5/07 (LIQ: Park Ave. Receivables; Chase Manhattan Bank, NY) (Note D)	5.28	84,502,584
72,499,000	Park Avenue Receivables Corp., due 2/6/07 (LIQ: Park Ave. Receivables; Chase Manhattan Bank, NY) (Note D)	5.28	72,446,035
150,000,000	RACERS Trust, Ser. 2004-6-MM, 5.34%, due 2/22/07 (Credit: Lehman Brothers Holdings, Inc.) (Notes A, D)	5.34	150,000,000
12,564,354	UPFC Auto Receivables Trust 2006-A, Cl A-1 Notes, 5.34%, due 12/15/07 (GTY: MBIA)	5.34	12,564,354

			1,322,914,208

	BROKER/DEALER OBLIGATIONS—10.3%
248,000,000	Goldman Sachs Group, Inc., 5.37%, due 2/15/07 (Notes A, D)	5.36	248,004,304
6,000,000	Lehman Brothers Holdings, Inc., 5.38%, due 2/22/07 (Note A)	5.31	6,003,704
347,000,000	Merrill Lynch & Co., Inc., 5.57%, due 2/12/07 (Note A)	5.60	347,000,000
10,000,000	Merrill Lynch & Co., Inc., 5.33%, due 2/15/07 (Note A)	5.33	10,000,000
100,000,000	Merrill Lynch & Co., Inc., 5.30%, due 2/26/07 (Note A)	5.35	100,000,000
50,000,000	Morgan Stanley, 5.36%, due 2/1/07 (Note A)	5.30	50,002,834
51,000,000	Morgan Stanley, 5.38%, due 2/5/07 (Note A)	5.38	51,000,000
21,575,000	Morgan Stanley, 5.34%, due 2/5/07 (Note A)	5.32	21,575,000
254,000,000	Morgan Stanley, 5.38%, due 2/15/07 (Note A)	5.38	254,000,000
5,000,000	Morgan Stanley, 5.41%, due 2/27/07 (Note A)	5.41	5,000,000
50,000,000	Morgan Stanley, due 6/20/07	5.21	48,994,181

			1,141,580,023

	FINANCE & INSURANCE OBLIGATIONS—8.2%
200,000,000	American Express Credit Corp., 5.42%, due 2/5/07 (Note A)	5.42	200,000,000
235,000,000	General Electric Capital Corp., 5.44%, due 2/20/07 (Note A)	5.41	235,008,682
11,000,000	HSBC Finance Corp., 5.35%, due 2/26/07 (Note A)	5.31	11,003,997
39,500,000	HSBC Finance Corp., due 6/22/07	5.27	38,715,629
4,100,000	Kokomo Grain Co., Inc., Ser. 2002-A, 5.32%, due 2/7/07 (LOC: General Electric Capital Corp.) (Notes A, C, D)	5.32	4,100,000
50,000,000	MBIA Global Funding, LLC, due 2/11/08 (GTY: MBIA)	5.41	50,000,000
10,754,000	Meridian Funding Co., LLC, Extendible MTN, 5.47%, due 2/28/07 (GTY: MBIA) (Note A)	5.47	10,754,000
100,000,000	Sigma Finance Inc., due 2/16/07 (Note D)	5.26	99,780,833
150,000,000	Sigma Finance Inc., due 3/8/07 (Note D)	5.00	150,000,000
50,000,000	Sigma Finance Inc., due 4/30/07	5.25	50,000,000
60,000,000	Sigma Finance Inc., due 6/8/07	5.35	58,890,867

			908,254,008

	FUNDING AGREEMENTS—2.5%
275,000,000	Metropolitan Life Insurance Co., 5.47%, due 4/1/07 (Notes A, B)	5.47	275,000,000

	INDUSTRIAL & OTHER COMMERCIAL PAPER—0.4%
4,463,784	Amtrak Trust 93-A, Ser. A, 5.31% (GTY: General Electric Co.) (Note C)	5.31	4,463,784
17,114,228	Amtrak Trust 93-B, Ser. A, 5.31% (GTY: General Electric Co.) (Note C)	5.31	17,114,228
12,913,853	Amtrak Trust 93-B, Ser. B, 5.31% (GTY: General Electric Co.) (Note C)	5.31	12,913,853
10,000,000	Frontenac Properties, Inc., 5.35% (GTY: Sisters of Mercy Health Systems, Inc.) (Note C)	5.35	10,000,000

			44,491,865

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2007
(unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	LOAN PARTICIPATIONS—2.6%
$ 65,000,000	Army and Air Force Exchange Service, 5.32%, due 2/8/07 (Note B)	5.32	$ 65,000,000
30,000,000	Army and Air Force Exchange Service, 5.33%, due 3/27/07 (Note B)	5.33	30,000,000
48,000,000	AXA Equitable Life Insurance Company, 5.34%, due 2/21/07 (Notes A, B)	5.34	48,000,000
39,000,000	California Institute of Technology, 5.32%, due 2/8/07 (Note B)	5.32	39,000,000
5,000,000	California Institute of Technology, 5.31%, due 2/8/07 (Note B)	5.31	5,000,000
66,200,000	Cos-Mar Company, 5.31%, due 2/26/07 (GTY: General Electric Co.) (Note B)	5.31	66,200,000
3,000,000	Perseverance Associates LP, 5.45%, due 5/7/07 (GTY: Prudential Insurance Co. of America) (Note B)	5.45	3,000,000
27,080,000	Wellesley College, 5.32%, due 2/1/07	5.31	27,080,000

			283,280,000

	TOTAL CORPORATE OBLIGATIONS—36.0%		3,975,520,104

	BANK OBLIGATIONS

	BANK COMMERCIAL PAPER—4.0%
50,000,000	Depfa Bank PLC, due 3/8/07	5.29	49,746,007
75,000,000	Irish Life & Permanent PLC, 5.37%, due 3/7/07 (Notes A, D)	5.37	74,629,542
25,000,000	Irish Life & Permanent PLC, 5.32%, due 3/8/07 (Notes A, D)	5.32	24,428,042
50,000,000	Irish Life & Permanent PLC, 5.32%, due 3/16/07 (Notes A, D)	5.32	49,685,861
72,000,000	Irish Life & Permanent PLC, 5.30%, due 3/26/07 (Notes A, D)	5.30	71,451,980
25,000,000	Irish Life & Permanent PLC, 5.32%, due 7/10/07 (Notes A, D)	5.32	24,872,517
50,000,000	Irish Life & Permanent PLC, 5.37%, due 9/20/07 (Notes A, D)	5.37	48,366,958
100,000,000	Westpac Banking Corp., due 3/7/07	5.29	99,506,528

			442,687,435

	BANK NOTES—27.3%
90,000,000	Bank of New York Co., Inc., 5.38%, due 2/27/07 (Note A)	5.38	90,000,000
260,000,000	Bayerische Landesbank GZ, 5.37%, due 2/26/07 (Note A)	5.37	260,000,000
372,000,000	Canadian Imperial Bank of Commerce, 5.40%, due 2/15/07 (Note A)	5.40	372,000,000
10,000,000	Commonwealth Bank of Australia, 5.32%, due 2/26/07 (Note A)	5.32	10,000,000
270,000,000	Credit Agricole S.A., 5.33%, due 4/23/07 (Note A)	5.33	270,000,000
125,000,000	HBOS Treasury Services PLC, 5.29%, 2/7/07 (Note A)	5.29	125,000,000
135,000,000	Irish Life & Permanent PLC, 5.36%, due 2/21/07 (Note A)	5.36	135,000,000
98,600,000	Irish Life & Permanent PLC, 5.34%, due 2/22/07 (Note A)	5.32	98,621,623
80,000,000	JPMorgan Chase & Co., 5.30%, due 2/2/07 (Note A)	5.30	80,000,000
125,000,000	National Australia Bank, 5.29%, 2/7/07 (Note A)	5.29	125,000,000
195,000,000	Rabobank Nederland, 5.33%, due 2/15/07 (Note A)	5.33	195,000,000
250,000,000	Royal Bank of Canada, 5.30%, due 2/1/07 (Note A)	5.30	250,000,000
69,000,000	Royal Bank of Canada, 5.37%, due 2/12/07 (Note A)	5.37	69,000,042
75,000,000	Societe Generale, 5.32%, due 2/2/07 (Note A)	5.32	75,000,000
175,000,000	Svenska Handelsbanken AB, 5.29%, due 2/21/07 (Note A)	5.29	175,000,000
61,600,000	Wells Fargo & Co., 5.39%, due 2/2/07 (Note A)	5.39	61,600,356
175,000,000	Wells Fargo & Co., 5.41%, due 2/15/07 (Note A)	5.41	175,000,000
185,000,000	WestLB AG, NY, 5.36%, due 2/12/07 (Note A)	5.39	185,000,000
150,000,000	Westpac Banking Corp., NY, 5.30%, due 2/6/07 (Note A)	5.30	150,000,000
20,000,000	Westpac Banking Corp., NY, 5.29%, due 2/16/07 (Note A)	5.29	20,000,000
95,000,000	Westpac Banking Corp., NY, 5.39%, due 3/12/07 (Note A)	5.38	95,005,315

			3,016,227,336

	DOMESTIC BANK SUPPORTED OBLIGATIONS—3.8%
4,540,000	ACF Parking LTD., Adj. Rate Tax. Secs., Ser. 2002, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	4,540,000
3,995,000	Anacortes Class Assets, LLC, Ser. 2003A, 5.36% (LOC: Bank of America, N.A.) (Note C)	5.29	3,995,000
6,230,000	B.F. Ft. Myers, Inc., B.F. South, Inc., UB Ltd., Adj. Rate Tax. Secs., Ser. 1999, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	6,230,000
3,900,000	Belmay, Inc., Multi-Mode Rev. Bonds, Ser. 1999, 5.52% (LOC: Bank of New York, NY) (Note C)	5.44	3,900,000
1,035,000	Butler County Surgical Properties, LLC, Adj. Rate Tax. Secs., Ser. 1999, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	1,035,000
16,295,000	Campus Crusade for Christ, Inc., Incremental Tax., Ser. 1997, 5.42% (LOC: Wachovia Bank, N.A.) (Note C)	5.35	16,295,000
4,965,000	Cincinnati Museum Center, Adj. Rate Tax. Secs., Ser. 2002, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	4,965,000
2,600,000	CEGW, Inc., Ser. 1999, 5.42% (LOC: PNC Bank, N.A.) (Note C)	5.35	2,600,000
1,965,000	Community HDC, Tax. Adj. Rate Demand Purchase Bonds, Ser. 2004, 5.40% (LOC: Wells Fargo Bank, N.A.) (Note C)	5.40	1,965,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2007
(unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	DOMESTIC BANK SUPPORTED OBLIGATIONS (continued)
$ 14,230,000	Corp. Fin. Managers, Inc., Integrated Loan Program, Pooled Adj. Rate Tax., Ser. B, 5.40% (LOC: Wells Fargo Bank, N.A.) (Note C)	5.33	$ 14,230,000
12,180,000	Country Class Assets, LLC Tax., Ser. 2004A, 5.29% (LOC: Bank of America, N.A.) (Note C)	5.36	12,180,000
6,085,000	Cubba Capital, LLC Tax. Adj. Rate Notes, Ser. 2005A, 5.37% (LOC: Comerica Bank) (Note C)	5.30	6,085,000
1,400,000	D & I Properties, LLC, Tax. Adj. Rate Demand Bonds, Ser. 2004, 5.35% (LOC: Wells Fargo Bank, N.A.) (Note C)	5.28	1,400,000
4,100,000	Daniel E. Pilarczyk, Archbishop of Cinn., Trustee for Archbishop Moeller H.S., Adj. Rate Tax. Secs, Ser. 2003, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	4,100,000
6,805,000	DAPSCO, Inc., Tax., Ser. 2002, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	6,805,000
3,280,000	Dayton Freight Lines, Inc., Ser. 2001, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	3,280,000
27,740,000	Dominican Sisters, St. Mary’s of the Springs, Tax., Ser. 2000, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	27,740,000
4,105,000	EXAL Corp., Ser. 2001, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	4,105,000
700,000	EXAL Corp., Ser. 2003, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	700,000
4,000,000	Galloway Co., Tax., Ser. 2003, 5.48% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	5.40	4,000,000
3,910,000	Gilligan Oil Co., Adj. Rate Tax. Secs., Ser. 2002, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	3,910,000
6,025,000	Grand Rapids Christian Schools Assoc. Adj. Rate Tax., Secs., Ser. 2003, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	6,025,000
1,425,750	Gutwein & Co., Inc. and Gutwein Properties LLC Adj. Rate Tax. Secs., Ser. 2003, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	1,425,750
19,730,000	Inter Mountain Cable, Inc., Ser. 2006, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	19,730,000
1,600,000	J.P.S. Properties Diversified, Inc. Adj. Rate Tax. Secs., Ser. 2002, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	1,600,000
3,060,000	Kappa Alpha Theta Fraternity, Inc., Ser. 2001, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	3,060,000
3,456,000	Kern Water Bank Authority, Tax. Adj. Rate. Demand Rev. Bonds, Ser. 2003B, 5.40% (LOC: Wells Fargo Bank, N.A.) (Note C)	5.33	3,456,000
900,000	Lauren Co., LLC, Tax. Adj. Rate Demand Bonds, Ser. 2003, 5.40% (LOC: Wells Fargo Bank, N.A.) (Note C)	5.33	900,000
55,000,000	LP Pinewood SPV, LLC, Incremental Tax., Ser. 2003, 5.32% (LOC: Wachovia Bank, N.A.) (Note C)	5.25	55,000,000
6,800,000	Mikrotec CATV, LLC, Adj. Rate Tax. Secs., Ser. 2005, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	6,800,000
5,435,000	New Lexington Clinic, P.S.C., Adj. Rate Tax. Secs., Ser. 2003, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	5,435,000
4,920,000	New Plaza Management, LLC, Adj. Rate Tax. Demand Notes, Ser. 2003, 5.36% (LOC: U.S. Bank, N.A.) (Note C)	5.29	4,920,000
5,000,000	North Fountain View Development Co., LLC, Adj Rate Tax. Secs., Ser. 2005, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	5,000,000
16,300,000	Ohio Venture Capital Funding LLC, Adj. Rate Tax. Secs., 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	16,300,000
1,385,000	PCP Investors, LLC, Tax. Adj. Rate Demand Purchase Bonds, Ser. 2003, 5.40% (LOC: Wells Fargo Bank, N.A.) (Note C)	5.33	1,385,000
11,685,000	Pitney Roads Partners, LLC, Tax., Ser. 2003A, 5.35% (LOC: Bank of America, N.A.) (Note C)	5.35	11,685,000
60,000,000	Provena Health CP Rev. Notes, Ser. 1998, due 2/6/07 (LIQ: JPMorgan Chase Bank, N.A.)	5.35	59,955,833
2,800,000	Quadra, Inc. and S.L.J.B., LLC, Tax. Adj. Rate Notes, Ser. 2003, 5.42% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	5.35	2,800,000
8,035,000	Riddle Memorial Hospital HealthCare Center III Associates, Tax. Adj. Rate Demand Bonds, Ser. 2003, 5.37% (LOC: PNC Bank, N.A.) (Notes C, D)	5.30	8,035,000
2,350,000	Rockwall Dirt Co., LTD, (Floating Rate Option Notes) Tax., 5.48% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	5.40	2,350,000
4,700,000	R.W. Sidley, Inc., Adj. Rate Tax. Secs., Ser. 2005, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	4,700,000
5,000,000	Salvation Army Tax. Rev. Bonds, Ser. 2005A, 5.35% (LOC: Bank of New York, NY)	5.35	5,000,000
2,100,000	Savannah College of Art & Design, Inc. (The), Tax. Adj. Rev. Bonds, Ser. 2004, 5.35% (LOC: Bank of America, N.A.) (Note C)	5.28	2,100,000
2,500,000	Skeletal Properties, LLC and Tri-State Orthopaedic Surgeons, Inc. Adj. Rate Tax. Secs., Ser. 2003, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	2,500,000
4,590,000	Sound Class Assets, LLC, Ser. 2003A, 5.36% (LOC: Bank of America, N.A.) (Note C)	5.29	4,590,000
3,650,000	Stech LLP, Tax Adj. Rate Bonds, Ser. 1998, 5.35% (LOC: PNC Bank, N.A.) (Note C)	5.28	3,650,000
4,900,000	Smith of Georgia, LLC, Adj. Rate Tax. Secs., Ser. 2004, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	4,900,000
1,500,000	The Scranton Times, LP, Ser. 1997, 5.31% (LOC: PNC Bank, N.A.) (Note C)	5.31	1,500,000
5,000,000	Towne Care Center, LLC, Adj. Rate Tax. Secs., Ser. 2004, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	5,000,000
9,500,000	Triad Group, Inc., Ser. 1997, 5.42% (LOC: Wachovia Bank, N.A.) (Note C)	5.35	9,500,000
12,550,000	Turfway Park, LLC, Tax., Ser. 2001, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	12,550,000
3,100,000	Two Gateway LP, Adj. Rate Tax. Secs., Ser. 2002, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	3,100,000
1,940,000	Wagner Moving & Storage, Inc., Adj. Rate Tax. Secs., Ser. 2002, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	1,940,000
1,500,000	Westgate Investment Fund, LLC, Tax. Adj. Rate Demand Purchase Bonds, Ser. 2005, 5.40% (LOC: Wells Fargo Bank, N.A.) (Note C)	5.33	1,500,000
2,000,000	Willow Interests, LLC, Et Al., Adj. Rate Tax. Secs., Ser. 2005, 5.31% (LOC: Fifth Third Bank) (Note C)	5.31	2,000,000
2,700,000	Yuengling Beer Co., Inc., Ser. 1999A, 5.35% (LOC: PNC Bank, N.A.) (Notes C, D)	5.28	2,700,000

			417,152,583

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2007
(unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	DOMESTIC/YANKEE CERTIFICATES OF DEPOSIT—7.0%
$ 67,000,000	Barclays Bank PLC, 5.46%, due 8/15/07	5.35	$ 67,031,609
100,000,000	Credit Suisse, 5.29%, due 4/26/07	5.29	100,000,000
100,000,000	Credit Suisse, 5.38%, due 6/7/07	5.38	100,000,000
100,000,000	Credit Suisse, 5.41%, due 8/24/07	5.41	100,002,686
100,000,000	Fortis Bank, 5.36%, due 9/21/07	5.36	100,003,056
13,500,000	Rabobank Nederland, 5.24%, due 11/21/07	5.25	13,496,271
49,000,000	Rabobank Nederland, 5.18%, due 12/20/07	5.31	48,936,790
100,000,000	Royal Bank of Canada, 5.68%, due 7/3/07	5.68	100,001,497
50,000,000	Royal Bank of Canada, 5.40%, due 10/2/07 (Note E)	5.40	50,000,000
50,000,000	Washington Mutual Bank, 5.34%, due 3/21/07	5.34	50,000,000
46,000,000	Westpac Banking Corp., 5.35%, due 10/29/07	5.32	45,988,469

			775,460,378

	EURODOLLAR BANK CERTIFICATES OF DEPOSIT—3.2%
200,000,000	Barclays Bank PLC, 5.37%, due 6/6/07	5.37	200,003,293
50,000,000	BNP Paribas, 5.19%, due 3/30/07	5.19	50,000,376
100,000,000	Deutsche Bank AG, 5.33%, due 10/19/07	5.33	100,000,000

			350,003,669

	FOREIGN BANK SUPPORTED OBLIGATIONS—11.8%
50,000,000	Abbey National America LLC, due 5/31/07 (GTY: Abbey National PLC)	5.27	48,373,375
100,000,000	Allied Irish Banks N.A., Inc., due 3/13/07 (GTY: Allied Irish Bank PLC) (Note D)	5.35	99,421,111
100,000,000	Danske Corp., due 5/31/07 (GTY: Danske Bank A/S)	5.30	98,294,333
88,500,000	Fortis Funding LLC, due 2/8/07 (GTY: Fortis Bank)	5.27	88,409,656
96,000,000	Fortis Funding LLC, due 2/9/07 (GTY: Fortis Bank)	5.28	95,887,893
237,000,000	HBOS Treasury Services PLC, 5.45%, due 2/20/07 (GTY: Bank of Scotland) (Note A)	5.26	237,000,124
75,000,000	HBOS Treasury Services PLC, 5.44%, due 3/26/07 (GTY: Bank of Scotland) (Note A)	5.53	75,000,000
50,000,000	HBOS Treasury Services PLC, 5.40%, due 2/1/07 (GTY: Bank of Scotland) (Note A)	5.40	50,000,000
48,500,000	Louis Dreyfus Corp., Ser. A, due 2/2/07 (LOC: Barclays Bank PLC)	5.31	48,492,893
50,000,000	Louis Dreyfus Corp., Ser. B, due 2/2/07 (LOC: Barclays Bank PLC)	5.31	49,992,674
80,500,000	Louis Dreyfus Corp., Ser. A, due 2/6/07 (LOC: Barclays Bank PLC)	5.31	80,440,967
325,845,000	UBS Finance (Delaware) Inc., due 2/5/07 (GTY: UBS AG)	5.28	325,654,743

			1,296,967,769

	TOTAL BANK OBLIGATIONS—57.1%		6,298,499,170

	TAXABLE MUNICIPAL OBLIGATIONS
1,800,000	CA Infrastructure & Economic Development Bank, Tax. Adj. Rate Demand (Surtec, Inc. Proj.), Ser. 2003B, 5.42%, (LOC: Comerica Bank) (Note C)	5.35	1,800,000
25,000,000	CA PCFA Environ. Improv. Rev. Bonds (Browning-Ferris Project) Tax., Ser. 1997, 5.31%, due 2/6/07 (GTY: JPMorgan Chase Bank, N.A.)	5.31	25,000,000
25,000,000	Catholic Univ. of America, Tax. Ser. 2004, 5.44% (SBPA: Wachovia Bank, N.A.) (Note C)	5.37	25,000,000
11,684,000	Connecticut HFA, Housing Mortgage Finance Program Bonds, Tax., Ser. 1998 F-1, 5.30% (Credit: Landesbank Hessen-Thueringen GZ: AMBAC) (Note C)	5.30	11,684,000
3,075,000	Florence, KY Industrial Building Rev., Ser. 2005A, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	3,075,000
5,000,000	Florence, KY Industrial Building Rev., Ser. 2005B, 5.37% (LOC: Fifth Third Bank) (Note C)	5.30	5,000,000
5,740,000	IDB of the Parish of Caddo, Inc., Adj. Rate Tax. IDRB (Sealy Shreveport Industrial Loop, LP Proj.), 5.33% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	5.26	5,740,000
19,200,000	Ill. Dev. Auth. Rev. Bonds (American College of Surgeons Proj.), Tax., Ser. 1996, 5.37% (LOC: Northern Trust Company) (Note C)	5.30	19,200,000
22,100,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1997B, 5.31% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	5.31	22,100,000
20,020,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1998B, 5.31% (Credit: MBIA; Bank of America, N.A.) (Note C)	5.31	20,020,000
13,800,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1999B-I, 5.31% (Credit: MBIA; Bank One, N.A.) (Note C)	5.31	13,800,000
18,000,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1999B-II, 5.31% (Credit: MBIA; Bank One, N.A.) (Note C)	5.31	18,000,000
15,200,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1999B-III, 5.31% (Credit: MBIA; Bank One, N.A.) (Note C)	5.31	15,200,000
1,000,000	Jackson County (AL) IDB (Beaulieu of America, Inc. Proj.), Tax. IDRB, Ser. 1991, 7.43% (LOC: Bank of America, N.A.) (Note C)	7.43	1,000,000
18,500,000	Jackson Energy Auth. (Jackson, TN) Adj. Rate Rev. Bonds, Ser. 2003A, 5.36% (Credit: FGIC; Bank of America, N.A.) (Note C)	5.36	18,500,000
17,950,000	Miss. Bus. Fin. Corp. Rev. Bonds (Dollar Tree Proj.), Ser. 1998, 5.42% (LOC: Wachovia Bank, N.A.) (Note C)	5.35	17,950,000
4,000,000	Miss. Bus. Fin. Corp. Tax. IDRB (Conair Corp. Proj.), Ser. 2005, 5.36% (LOC: Wachovia Bank, N.A.) (Note C)	5.29	4,000,000
9,400,000	Miss. Bus. Fin. Corp. Tax. IDRB (Pottery Barn, Inc. Proj.), Ser. 2004, 5.40% (LOC: Bank of America, N.A.) (Note C)	5.33	9,400,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2007
(unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	TAXABLE MUNICIPAL OBLIGATIONS (continued)
$ 8,340,000	New Hampshire Business Auth. (Foundation for Seacoast Health), Ser. 1998B, 5.37% (LOC: Bank of America, N.A.) (Note C)	5.30	$ 8,340,000
23,960,000	NYC HDC Multi-Family Rental Housing Rev. Bonds (Chelsea Centro), Ser. 2002A, 5.30% (LOC: Bayerische Landesbank GZ) (Note C)	5.30	23,960,000
3,510,000	Putnam Hospital Center (NY), Multi-Mode Rev. Bond, Tax., Ser. 1999, 5.52% (LOC: Bank of New York, NY) (Note C)	5.44	3,510,000
16,000,000	State of Texas, Veterans’ Housing Assistance Prog., Tax. Refunding Bonds, Fund II, Ser. 2006C, 5.30% (SPBA: Depfa Bank PLC) (Note C)	5.30	16,000,000
27,685,000	State of Texas, Veterans’ Land Refunding Bonds Tax., GO, Ser. 2002, 5.32% (LIQ: Landesbank Hessen-Thueringen GZ) (Note C)	5.32	27,685,000
7,700,000	The Harrisburg Authority (Dauphin County, PA) Tax. Var. Rate Water Revenue Refunding Bonds, Ser. 2002C, 5.35% (Credit: FSA; Dexia Credit Local, S.A.) (Note C)	5.35	7,700,000
70,000,000	Westchester Cty. Health Care Corp., Tax. CP Notes, Ser. 2, due 2/27/07 (LOC: Landesbank Hessen-Thueringen GZ)	5.38	69,730,539
1,900,000	Westmoreland Cty. IDA PA, Tax. Adj. Rate Demand Rev. Bonds (Excela Health Proj.), Ser. 2005D, 5.33% (LOC: Wachovia Bank N.A.) (Note C)	5.33	1,900,000

	TAXABLE MUNICIPAL OBLIGATIONS—3.6%		395,294,539

	REPURCHASE AGREEMENT—3.0%
331,940,000	Bank of America Securities LLC
	•5.27% dated 1/31/07, due 2/1/07 in the amount of $331,988,592
	•fully collateralized by various U.S. Government obligations, coupon 5.00%,
	maturity range 4/1/35-6/1/35, value $338,578,800.	5.27	331,940,000

	TOTAL INVESTMENTS (Cost $11,001,253,813)† —99.7%		11,001,253,813

	OTHER ASSETS AND LIABILITIES, NET—0.3%		37,043,587

	NET ASSETS—100.0%
			$ 11,038,297,400

(A)	Variable rate securities. The rates shown are the current rates on January 31, 2007. Dates shown represent the next interest reset date.

(B)

These obligations were acquired for investment, not with the intent to distribute or sell. They are restricted as to public resale. These obligations were acquired at a cost of par. On January 31, 2007, the aggregate market value of these securities, valued at amortized cost is $531,200,000 representing 4.8% of net assets.

(C)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(D)

Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On January 31, 2007, these securities amounted to $2,208,610,374 or 20.0% of net assets. These securities have been deemed liquid by the Board of Directors.

(E)	Security may be extended at issuer’s option as a floating rate note with a final maturity no longer than 390 days from date of purchase. Maturity date listed is the expected redemption date.

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

AMBAC	American Municipal Bond Assurance Corporation
CP	Commercial Paper
FGIC	Federal Guaranty Insurance Company
FHLB	Federal Home Loan Bank
FSA	Federal Security Assurance Inc.
GO	General Obligation
GTY	Guarantee
HDC	Housing Development Corporation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bond
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Insurance Corporation
PCFA	Pollution Control Finance Authority
SBPA	Standby Bond Purchase Agreement

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM U.S. GOVERNMENT PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2007
(unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	FANNIE MAE—21.4%
$ 31,500,000	Mortgage-backed Discount Notes, due 2/1/07	5.26	$ 31,500,000
30,568,000	Mortgage-backed Discount Notes, due 3/1/07	5.25	30,444,845
17,500,000	Mortgage-backed Discount Notes, due 3/1/07	5.37	17,428,814
80,000,000	Mortgage-backed Discount Notes, due 4/2/07	5.24	79,308,000
20,000,000	Mortgage-backed Discount Notes, due 4/2/07	5.25	19,829,667
140,426,702	Mortgage-backed Discount Notes, due 4/2/07	5.26	139,211,178
45,000,000	Mortgage-backed Discount Notes, due 4/2/07	5.60	44,596,875
25,000,000	Notes, 5.15%, due 11/21/07	5.22	24,981,571

			387,300,950

	FEDERAL FARM CREDIT BANK—0.1%
1,000,000	Notes, 3.75%, due 5/18/07	5.25	995,533

	FEDERAL HOME LOAN BANK—11.9%
25,000,000	Notes, 4.885%, due 3/5/07 (Note C)	4.92	24,998,256
20,000,000	Notes, 5.15%, due 3//28/07	5.22	19,842,639
6,000,000	Notes, 2.40%, due 3/30/07 (Note C)	5.26	5,974,143
15,000,000	Notes, 4.50%, due 5/11/07	5.59	14,956,431
32,895,000	Notes, 5.25%, due 8/14/07	5.26	32,889,976
25,000,000	Notes, 5.40%, due 3/5/07 (Note C)	5.40	25,000,000
20,000,000	Notes, 5.25%, due 10/3/07 (Note C)	5.28	19,996,772
22,000,000	Notes, 5.75%, due 10/15/07	5.23	22,071,041
50,000,000	Notes, due 4/10/07 (Note A)	5.24	49,988,002

			215,717,260

	FREDDIE MAC—4.1%
75,000,000	Notes, due 4/6/07 (Note A)	5.26	74,986,540

	U.S. GOVERNMENT GUARANTEED OBLIGATIONS—25.1%
37,450,000	Alameda Leasing Ltd. (EXIM Bank Guaranteed Discount Notes), due 3/19/07	5.31	37,199,251
100,000,000	Army and Air Force Exchange Service, due 2/1/07	5.30	100,000,000
20,000,000	Army and Air Force Exchange Service, due 2/8/07 (Note B)	5.30	20,000,000
20,000,000	Army and Air Force Exchange Service, due 2/15/07 (Note B)	5.30	20,000,000
20,000,000	Army and Air Force Exchange Service, due 2/22/07 (Note B)	5.30	20,000,000
120,000,000	Army and Air Force Exchange Service, due 3/27/07 (Note B)	5.33	120,000,000
61,353,000	Buchanan Leasing Ltd. (EXIM Bank Guaranteed Discount Notes), due 3/19/07	5.31	60,942,208
22,603,000	Clement Leasing Ltd. (EXIM Bank Guaranteed Discount Notes), due 3/19/07	5.31	22,451,660
2,499,815	Hainan Airlines Co. Ltd. U.S. Gov't. Gtd. Notes, Ser. 2001-01, due 3/15/07 (Note A)	5.36	2,499,815
10,000,000	Overseas Private Investment Corp. (OPIC) COP, Ser. 1995-197, 5.36%, due 3/15/07 (Note A)	5.36	10,280,179
40,929,813	U.S. Gov't Gtd. Ship Financing Notes - Ser. 2002-2 Notes (Totem Ocean Trailer Express, Inc.), 5.31%, due 2/28/07 (Note A)	5.31	40,926,447

			454,299,560

	REPURCHASE AGREEMENTS—42.4%
432,988,000	Bank of America Securities LLC
	• 5.27% dated 1/31/07, due 2/1/07 in the amount of $433,051,385
	• fully collateralized by various U.S. Government obligations, coupon range 5.00%-6.00%,
	maturity range 8/1/33-5/1/35, value $441,647,761	5.27	432,988,000
200,000,000	Citigroup Global Markets Corp.
	• 5.25% dated 1/31/07, due 2/1/07 in the amount of $200,029,167
	• fully collateralized by various U.S. Government obligations, coupon range 4.00%-6.50%,
	maturity range 1/1/22-3/1/35, value $204,000,000	5.25	200,000,000
135,000,000	Morgan Stanley & Co., Inc.
	• 5.27% dated 1/31/07, due 2/1/07 in the amount of $135,019,763
	• fully collateralized by various U.S. Government obligations, coupon range 5.00%-6.00%,
	maturity range 1/1/22-11/1/36, value $137,700,000	5.27	135,000,000

			767,988,000

	TOTAL INVESTMENTS (Cost $1,901,287,843) † —105.0%		1,901,287,843

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(5.0)%		(91,213,223)

	NET ASSETS—100.0%		$ 1,810,074,620

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM U.S. GOVERNMENT PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2007
(unaudited)

(A)	Variable rate securities. The rates shown are the current rates on January 31, 2007. Dates shown represent the next interest reset date.

(B)

These obligations were acquired for investment, not with the intent to distribute or sell. They are restricted as to public resale. These obligations were acquired at a cost of par. On January 31, 2007, the aggregate market value of these securities, valued at amortized cost, was $180,000,000 representing 9.9% of net assets.

(C)	Security may be called at issuer's option prior to maturity date.

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

COP	Certificate of Participation

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MUNICIPAL PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2007
(unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	MUNICIPAL OBLIGATIONS:

	ALABAMA—1.7%
$ 2,955,000	Auburn IDB Rev. Bonds (Donaldson Co. Inc. Proj.) 3.71% (LOC: Bank of America, N.A.) (Note A)	3.71	$ 2,955,000
1,750,000	Decatur IDB Solid Waste Disp. Rev. Bonds (Amoco Chem. Co.), Ser. 2001, 3.79% (Note A)	3.79	1,750,000
2,530,000	Huntsville IDB Rev. Bonds (Central CPVC Corp. Proj.), Ser. 1998, 3.60% (LOC: Citibank, N.A.) (Note A)	3.60	2,530,000
1,590,000	Montgomery IDB Rev. Bonds (Kinpak Inc. Proj.), 3.86% (LOC: Regions Bank) (Note A)	3.86	1,590,000
4,650,000	Montgomery IDRB (Anderson ALACO Lawn Proj.), 3.67% (LOC: U.S. Bank, N.A.) (Note A)	3.67	4,650,000

			13,475,000

	ARKANSAS—0.1%
1,205,000	DFA Rev. Bonds (Conestoga Wood Proj.) 3.73% (LOC: Wachovia Bank, N.A.) (Note A)	3.73	1,205,000

	CALIFORNIA—3.5%
27,465,348	Freddie Mac MFC Rev. Bonds, Ser. M001, 3.71% (LIQ: Freddie Mac) (Notes A, B)	3.71	27,465,348

	COLORADO—1.2%
5,000,000	Denver City & County Airport Rev. Bonds, 3.60% (LIQ: Bank of New York, NY) (Notes A, B)	3.60	5,000,000
2,285,000	Dept. of Transportation Rev. Bonds, 5.50%, due 6/15/07 (Insured: MBIA)	3.52	2,301,225
1,900,000	HFA Rev. Bonds (Warneke Paper Box Co. Proj.), 3.81% (LOC: Wells Fargo Bank) (Note A)	3.81	1,900,000

			9,201,225

	DISTRICT OF COLUMBIA—0.5%
20,000	HFA Rev. Bonds, Ser. D, 3.60% (LIQ: Lehman Brothers Holding Inc.) (Notes A, B)	3.60	20,000
4,000,000	Water & Sewer Rev. Bonds (Eagle Trust Certs.) 3.66% (LIQ: Citibank, N.A.) (Notes A, B)	3.66	4,000,000

			4,020,000

	FLORIDA—11.1%
7,025,000	Alachua Cty. HFA Rev. Bonds (Brookside Apts. Proj.) 3.55% (LOC: Fannie Mae) (Note A)	3.55	7,025,000
2,500,000	HFA Rev. Bonds (Heritage Pointe Proj.) 3.55% (LOC: Fannie Mae) (Note A)	3.55	2,500,000
11,200,000	Indian River Cty. Hosp. Dist. Rev. Bonds, Ser. 1988, 3.53%, due 3/8/07 (LOC: Wachovia Bank, N.A.)	3.53	11,200,000
5,250,000	Indian River Cty. Hosp. Dist. Rev. Bonds, Ser. 1989, 3.60%, due 2/5/07 (LOC: Wachovia Bank, N.A.)	3.60	5,250,000
3,700,000	Indian River Cty. Hosp. Dist. Rev. Bonds, Ser. 1988, 3.55%, due 2/8/07 (LOC: Wachovia Bank, N.A.)	3.55	3,700,000
4,000,000	Miami-Dade Cty. Aviation CP Notes, Ser. A, 3.57%, due 6/1/07 (LOC: BNP Paribas; Dexia Credit Local)	3.57	4,000,000
35,330,000	Miami-Dade Cty. Aviation CP Notes, Ser. A, 3.60%, due 6/1/07 (LOC: BNP Paribas; Dexia Credit Local)	3.60	35,330,000
7,800,000	Miami-Dade Cty. IDA Rev. Bond, 3.55% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	3.55	7,800,000
10,000,000	St. Petersburg Health Facs. Rev. Bonds, 3.62% (LOC: Bank of America, N.A.) (Note A)	3.62	10,000,000

			86,805,000

	GEORGIA—1.6%
1,400,000	Gwinnett Cty. IDRB (Barco Inc. Proj.) 3.73% (LOC: Wachovia Bank, N.A.) (Note A)	3.73	1,400,000
10,000,000	Metropolitan Atlanta Rapid Transit Auth. Rev. Bonds, Ser. B, 3.49%, due 3/5/07 (LOC: Dexia Credit Local)	3.49	10,000,000
1,150,000	Valdosta Lowndes Cty. IDRB (Reames Cos. Proj.), Ser. 1998, 3.66% (LOC: Bank of America, N.A.) (Note A)	3.66	1,150,000

			12,550,000

	ILLINOIS—8.9%
4,960,000	Chicago Enterprise Zone Rev. Bonds, 3.68% (LOC: Harris Trust and Savings Bank) (Note A)	3.68	4,960,000
19,330,000	Chicago Water Rev. Bonds (MERLOT) 3.61%, put 1/16/08 (LIQ: Wachovia Bank, N.A.) (Note B)	3.61	19,330,000
400,000	DFA Rev. Bonds (Overton Gear & Tool Corp.) 3.68% (LOC: LaSalle Bank, N.A.) (Note A)	3.68	400,000
400,000	DFA Rev. Bonds (Profile Plastics Proj.) 3.75% (LOC: LaSalle Bank, N.A.) (Note A)	3.75	400,000
10,995,000	Dupage & Cook Ctys., GO Bonds (MUNITOPS), 3.66% (LIQ: ABN-Amro Bank N.V.) (Notes A, B)	3.66	10,995,000
14,000,000	Fin. Auth. Rev. Bonds (North Park Univ. Proj.) 3.55% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	3.55	14,000,000
2,100,000	Lake Cty. Solid Waste Rev. Bonds (Countryside Landfill Inc.) 3.68% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	3.68	2,100,000
725,000	Lake Cty. Solid Waste Rev. Bonds, Ser. 96, 3.75% (LOC: LaSalle Bank, N.A.) (Note A)	3.75	725,000
1,165,000	Lake Cty. Solid Waste Rev. Bonds, Ser. 97, 3.75% (LOC: LaSalle Bank, N.A.) (Note A)	3.75	1,165,000
2,490,000	North Aurora IDRB (Oberweiss Dairy Inc. Proj.) 3.57% (LOC: LaSalle Bank, N.A.) (Note A)	3.57	2,490,000
3,630,000	Oswego IDRB (Griffith Labs Proj.) 3.85% (LOC: LaSalle Bank, N.A.) (Note A)	3.85	3,630,000
5,000,000	Paris IDRB (Simonton Building Products Inc. Proj.) 3.74% (LOC: PNC Bank, N.A.) (Note A)	3.74	5,000,000
1,600,000	Richmond IDRB (Maclean Fogg Co. Proj.) 3.70% (LOC: Bank of America, N.A.) (Note A)	3.70	1,600,000
2,500,000	Will Cty. Fac. Rev. Bonds (BP Amoco Chemical), Ser. 1998, 3.79% (Note A)	3.72	2,500,000

			69,295,000

	INDIANA—4.1%
24,000,000	DFA Rev. Bonds (Pure Air on Lake Proj.) 3.52%, due 2/6/07 (LOC: Landesbank Hessen-Theuringen GZ)	3.52	24,000,000
300,000	DFA Rev. Bonds (Sheet Metal Workers Local 20) 3.73% (LOC: US Bank, N.A.) (Note A)	3.73	300,000
2,340,000	East Chicago EDA Rev. Bonds (Robinson Steel Inc. Proj.) 3.75% (LOC: LaSalle Bank, N.A.) (Note A)	3.75	2,340,000
4,000,000	Hsg. & Community Dev. Auth. Rev. Notes, 3.62%, due 12/20/07 (GIC: AIG Funding Inc.)	3.62	4,000,000
1,150,000	Scott Cty. EDA Rev. Bonds (Scott Cty. Family YMCA Inc.) 3.90% (LOC: Bank One, N.A.) (Note A)	3.90	1,150,000

			31,790,000

	IOWA—0.2%
1,200,000	Dubuque (Jeld-Wen Inc. Proj.), Ser. 1988, 3.75% (LOC: LaSalle Bank, N.A.) (Note A)	3.75	1,200,000

	KANSAS—0.2%
1,595,000	Sedgewick & Shawnee Ctys. Rev. Bonds (MERLOT) 3.58% (LIQ: Wachovia Bank, N.A.) (Notes A, B)	3.58	1,595,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MUNICIPAL PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2007
(unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	KENTUCKY—4.7%
$ 125,000	Cynthiana IDRB (Bullard Co. Proj.) 3.71% (LOC: Bank One, N.A.) (Note A)	3.71	$ 125,000
20,000,000	Danville Multi-city Lease Rev. Bonds, 3.70%, due 3/7/07 (LOC: Fifth Third Bank)	3.70	20,000,000
10,000,000	Danville Multi-city Lease Rev. Bonds, 3.55%, due 3/7/07 (LOC: Fifth Third Bank)	3.55	10,000,000
2,000,000	Danville Multi-city Lease Rev. Bonds, 3.52%, due 3/7/07 (LOC: Fifth Third Bank)	3.52	2,000,000
4,700,000	Mayfield IDRB (Seaboard Farms of KY Inc. Proj.) 3.75% (LOC: SunTrust Bank) (Note A)	3.75	4,700,000

			36,825,000

	LOUISIANA—4.1%
1,600,000	Calcasieu Parish IDA Bonds (Citgo Petroleum) 3.79% (LOC: BNP Paribas) (Note A)	3.79	1,600,000
15,405,000	Jefferson Parish Hospital Rev. Bonds (Putter #522) 3.67% (LOC: JPMorgan Chase Bank, N.A.) (Notes A, B)	3.67	15,405,000
14,600,000	New Orleans Sales Tax Rev. Bonds, 3.60% (LIQ: Lehman Brothers Holdings Inc.) (Notes A, B)	3.60	14,600,000

			31,605,000

	MAINE—1.2%
1,065,000	Fin. Auth. Rev. Bonds (Brunswick Publishing) 3.71% (LOC: SunTrust Bank) (Note A)	3.71	1,065,000
8,000,000	Hsg. Auth. Rev. Bonds, Ser. C, 3.50%, put 3/15/07	3.50	8,000,000

			9,065,000

	MARYLAND—0.6%
5,000,000	CDA Rev. Bonds, 3.40%, put 3/7/07	3.40	5,000,000

	MASSACHUSETTS—0.5%
1,090,000	Fairhaven GO Bonds, 5.30%, prerefunded 6/15/07 @ 101 (Note C)	3.61	1,107,388
2,405,000	IDRB (Frequency & Time Sys.) 3.60% (LOC: Wells Fargo & Co.) (Note A)	3.60	2,405,000

			3,512,388

	MICHIGAN—2.4%
500,000	Detroit Water Supply Rev. Bonds, 5.10%, due 7/1/07 (Insured: MBIA)	3.51	503,227
225,000	Durand Area Schools GO Bonds, 5.25%, prerefunded 5/1/07 @ 100 (Note C)	3.60	225,883
8,300,000	HDA Rev. Bonds, 3.67% (LOC: FHLB) (Note A)	3.67	8,300,000
6,835,000	HDA Rev. Bonds (Roaring Forks Municipal Products) 3.74% (LIQ: Bank of New York) (Notes A, B)	3.74	6,835,000
1,570,000	Lowell IDRB (Litehouse Proj.) 3.78% (LOC: Fifth Third Bank) (Note A)	3.78	1,570,000
865,000	Strategic Fund PCR (Jo-Mar Family/Troy Tube & Mfg. Proj.) 3.67% (LOC: Fifth Third Bank) (Note A)	3.67	865,000

			18,299,110

	MINNESOTA—3.6%
3,000,000	Eden Prairie MFH Rev. Bonds, 3.71% (LOC: LaSalle Bank, N.A.) (Note A)	3.71	3,000,000
10,000,000	HFA Rev. Bonds, 3.62%, put 11/6/07 (Insured: MBIA)	3.62	10,000,000
3,270,000	HFA Rev. Bonds, 3.58%, put 11/29/07 (GIC: Wells Fargo Bank)	3.58	3,270,000
6,768,000	Minneapolis & St. Paul CP Notes, 3.53%, due 2/1/07 (LOC: WestLB AG)	3.53	6,768,000
5,000,000	St. Paul & Ramsey Cty. Hsg. & Redev. Auth. Rev. Bonds, Ser. 2002A, 3.71% (LOC: LaSalle Bank, N.A.) (Note A)	3.71	5,000,000

			28,038,000

	MISSISSIPPI—1.1%
200,000	Business Fin. Corp. IDRB (Lehman-Roberts Co. Proj.), Ser. A, 3.71% (LOC: Bank of America, N.A.) (Note A)	3.71	200,000
8,000,000	Hospital Equipment & Facs. Rev. Bonds (No. MS Health Services) 3.52%, due 2/5/07 (LIQ: Citigroup, N.A.)	3.52	8,000,000

			8,200,000

	MISSOURI—1.1%
7,465,000	HEFA TRANS, 4.00%, due 11/2/07	3.49	7,493,032
900,000	IDRB (Filtration Group Inc.) 3.73% (LOC: LaSalle Bank, N.A.) (Note A)	3.73	900,000

			8,393,032

	NEW JERSEY—0.1%
635,000	EDA Rev. Bonds (Accurate Box Co.) 3.71% (LOC: Wells Fargo Bank) (Note A)	3.71	635,000

	NEW MEXICO—0.1%
500,000	Albuquerque IDRB (CVI Laser Corp. Proj.), Ser. 1998, 3.71% (LOC: Bank of America, N.A.) (Note A)	3.71	500,000

	OHIO—0.2%
1,600,000	Solid Waste Rev. Bonds (BP Exploration & Oil Proj.), Ser. 1999, 3.77% (Note A)	3.77	1,600,000

	OKLAHOMA—1.9%
2,850,000	Muskogee City & County Trust Port Auth. Rev. Bonds, 3.73% (LOC: Bank of America, N.A.) (Note A)	3.73	2,850,000
4,650,000	Tulsa Cty. IDA Rev. Bonds, 5.00%, due 5/15/07 (Insured: FSA)	3.50	4,669,347
7,275,000	Water Resources Board, State Loan Prog. Rev. Bonds, Ser. 2000, 3.60%, put 3/1/07 (SBPA: Bank of America, N.A.)	3.60	7,275,000

			14,794,347

	OREGON—0.2%
1,700,000	EDR Bonds (Antelope Acquisition Proj.) 3.81% (LOC: US Bank, N.A.) (Note A)	3.81	1,700,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MUNICIPAL PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2007
(unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	PENNSYLVANIA—6.9%
$ 13,000,000	Higher Educ. Rev. Bonds, Ser. 1994A, 3.53% (LIQ: WestLB AG) (Note A)	3.53	$ 13,000,000
2,600,000	Philadelphia Hospitals & Higher Ed. Rev. Bonds, 5.875%, prerefunded 7/1/07 @ 102 (Note C)	3.63	2,674,918
1,100,000	Philadelphia IDRB (Henry H. Ottens Mfg. Proj.) 3.65% (LOC: Wachovia Bank, N.A.) (Note A)	3.65	1,100,000
3,000,000	Philadelphia School District GO Bonds, 5.50%, due 8/1/07 (Insured: FGIC)	3.49	3,029,128
1,000,000	Philadelphia Water & Wastewater Rev. Bonds, 5.50%, due 6/15/07 (Insured: AMBAC)	3.52	1,007,099
275,000	State College School Dist. GO Bonds, 3.875%, due 9/1/07 (Insured: FGIC)	3.84	275,012
29,548,000	Venango IDA Bonds (Scrubgrass Proj.), Ser. A, 3.57% due 3/2/07 (LOC: Dexia Credit Local)	3.57	29,548,000
3,096,000	Venango IDA Bonds (Scrubgrass Proj.), Ser. B, 3.57% due 3/1/07 (LOC: Dexia Credit Local)	3.57	3,096,000

			53,730,157

	SOUTH CAROLINA—2.0%
1,450,000	Berkeley Cty. Facs. Rev. Bonds (Amoco Chemical Proj.) 3.79% (Note A)	3.79	1,450,000
1,000,000	Florence Cty. Solid Waste Disp. Rev. Bonds (Roche Carolina, Inc.), Ser. 96, 3.79% (LOC: Deutsche Bank AG) (Note A)	3.79	1,000,000
1,100,000	Florence Cty. Solid Waste Disp. Rev. Bonds (Roche Carolina, Inc.), Ser. 97, 3.79% (LOC: UBS AG) (Note A)	3.79	1,100,000
3,550,000	Florence Cty. Solid Waste Disp. Rev. Bonds (Roche Carolina, Inc.), Ser. 98, 3.79% (LOC: Deutsche Bank AG) (Note A)	3.79	3,550,000
4,000,000	Greenville City & County IDRB (Stevens Aviation Tech. Serv. Facs. Proj.), Ser. 97, 3.73% (LOC: Wachovia Bank, N.A.) (Note A)	3.73	4,000,000
1,125,000	Jobs EDA Rev. Bonds (Accutrex Precision Prod. Proj.), Ser. 2006, 3.74% (LOC: PNC Bank, N.A.) (Note A)	3.74	1,125,000
1,235,000	Jobs EDA Rev. Bonds (Ellcon National Inc. Proj.) 3.73% (LOC: Wachovia Bank, N.A.) (Note A)	3.73	1,235,000
2,040,000	Jobs EDA Rev. Bonds (JM Steel Corp. Proj.), Ser. 1999B, 3.74% (LOC: PNC Bank, N.A.) (Note A)	3.74	2,040,000

			15,500,000

	TENNESSEE—0.1%
950,000	Franklin Cty. IDRB (Franklin Ind. Inc. Proj.) 3.60% (LOC: Bank of America, N.A.) (Note A)	3.60	950,000

	TEXAS—11.8%
6,000,000	Dept. of Hsg. & Comm. Affairs Rev. Bonds (Chisholm Trails Apts.) 3.68% (LIQ: Fannie Mae) (Note A)	3.68	6,000,000
10,000,000	Harris Cty. GO TANS, 4.50%, due 2/28/07	3.50	10,007,210
12,800,000	Harris Cty. HFC Rev. Bonds, 3.60% (LIQ: Lehman Brothers Holding Inc.) (Notes A, B)	3.60	12,800,000
7,800,000	Houston Hotel Occupancy CP Notes, 3.49% due 2/7/07 (LOC: Bank of New York, NY)	3.49	7,800,000
7,200,000	Hsg. & Community Rev. Bonds (Villas at Henderson Proj.) 3.62% (LOC: Citigroup, N.A.) (Note A)	3.62	7,200,000
7,000,000	Manor ISD GO Bonds (MUNITOPS 2006-59) 3.66%,(LIQ: ABN-AMRO Bank N.V.) (Notes A, B)	3.66	7,000,000
7,058,000	Mansfield ISD GO Bonds (Roaring Forks Municipal Prods.) 3.62% (LIQ: Bank of New York, NY) (Notes A, B)	3.62	7,058,000
14,825,000	Northside ISD GO Bonds (MUNITOPS 2006-23) 3.66% (LIQ: ABN-Amro Bank N.V.) (Notes A, B)	3.66	14,825,000
3,770,000	Port of Houston TECP, 3.49%, due 4/11/07 (LIQ: Bank of America, N.A.)	3.49	3,770,000
5,000,000	Port of Houston TECP, 3.65%, due 4/11/07 (LIQ: Bank of America, N.A.)	3.65	5,000,071
1,700,000	San Antonio Airport Sys. Rev. Bonds (Cessna Aircraft) 3.71% (LOC: Bank of America, N.A.) (Note A)	3.71	1,700,000
3,840,000	San Antonio Educ. Facs. Rev. Bonds (St. Anthony Catholic High School) 3.66% (LOC: Bank One, N.A.) (Note A)	3.66	3,840,000
2,000,000	San Antonio IDA Rev. Bonds (LGC Building LLC & KLN Steel Prod. Co. Ltd. Proj.), Ser. 1998, 3.71% (LOC: Bank of America, N.A.) (Note A)	3.71	2,000,000
2,900,000	West Side Calhoun Cnty. Nav. Rev. Bonds (BP Chemicals), Ser. 2000, 3.79% (Note A)	3.79	2,900,000

			91,900,281

	UTAH—5.7%
24,000,000	Board of Regents Student Loan Rev. Bonds, 3.55% (LOC: DEPFA Bank) (Note A)	3.55	24,000,000
20,000,000	Intermountain Power Agency Rev. Bonds, 3.54%, put 6/1/07 (LIQ: Morgan Stanley Bank)	3.54	20,000,000

			44,000,000

	VARIOUS STATES—4.3%
22,478,228	Freddie Mac MFC Rev. Bonds, Ser. M002, 3.71% (LIQ: Freddie Mac) (Notes A, B)	3.71	22,478,228
10,717,255	Freddie Mac MFC Rev. Bonds, Ser. M008, 3.71% (LIQ: Freddie Mac) (Notes A, B)	3.71	10,717,255

			33,195,483

	VIRGINIA—1.0%
8,000,000	Chesapeake GO Bonds (Eagle Trust), Ser. 98-4601, 3.66% (LIQ: Citigroup, N.A.) (Notes A, B)	3.66	8,000,000

	WASHINGTON—11.7%
800,000	EDA Rev. Bonds (Seadrunar Proj.) 3.67% (LOC: US Bank, N.A.) (Note A)	3.67	800,000
9,320,000	HFC Rev. Bonds (Boardwalk Apts. Proj.) 3.68% (LOC: Fannie Mae) (Note A)	3.68	9,320,000
6,200,000	HFC Rev. Bonds (Bremerton Senior Living) 3.68% (LOC: Fannie Mae) (Note A)	3.68	6,200,000
6,365,000	HFC Rev. Bonds (Eagle's Landing Apt. Proj.) 3.68% (LOC: Fannie Mae) (Note A)	3.68	6,365,000
1,700,000	HFC Rev. Bonds (Lake Washington Apt. Proj.) 3.61% (LOC: Bank of America, N.A.) (Note A)	3.61	1,700,000
2,000,000	HFC Rev. Bonds (Merrill Gardens Proj.), Ser. A, 3.71% (LOC: Fannie Mae) (Note A)	3.71	2,000,000
2,250,000	HFC Rev. Bonds (Oxford Square Apts. Proj.), Ser. A, 3.75% (LOC: US Bank, N.A.) (Note A)	3.75	2,250,000
2,000,000	HFC Rev. Bonds (Twin Ponds Proj.) 3.68% (LOC: US Bank, N.A.) (Note A)	3.68	2,000,000
4,620,000	HFC Rev. Bonds (Woodlands Proj.), Ser. A, 3.68% (LOC: Fannie Mae) (Note A)	3.68	4,620,000
1,500,000	Kitsap Cty. IDA Rev. Bonds, 3.71% (LOC: Wells Fargo Bank) (Note A)	3.71	1,500,000
900,000	Olympia EDC Rev. Bonds (Spring Air Northwest Proj.) 3.75% (LOC: US Bank, N.A.) (Note A)	3.75	900,000
12,370,000	Port of Seattle Rev. Bonds, Ser. 2001B1, 3.54% due 3/6/07 (LOC: Bank of America, N.A.)	3.54	12,370,000
5,600,000	Port of Seattle Rev. Bonds, Ser. 2001B1, 3.55% due 3/6/07 (LOC: Bank of America, N.A.)	3.55	5,600,000
16,180,000	Port of Seattle Rev. Bonds, Ser. 2001B2, 3.55% due 2/8/07 (LOC: Bayerische Landesbank GZ)	3.55	16,180,000
895,000	Port of Seattle Rev. Bonds, Ser. 2001B2, 3.65% due 2/8/07 (LOC: Bayerische Landesbank GZ)	3.65	895,000
18,630,000	Public Power Supply Rev. Bonds (MERLOT) 3.45%, put 2/1/07 (LIQ: Wachovia Bank, N.A.) (Notes A, B)	3.45	18,630,000

			91,330,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM MUNICIPAL PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2007
(unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	WISCONSIN—1.9%
$ 3,000,000	Appleton IDRB (Pensar Electric Solutions Proj.) 3.95% (LOC: Bank One, N.A.) (Note A)	3.95	$ 3,000,000
2,200,000	Fort Atkinson School District GO BANS, 4.00%, due 8/1/07	4.00	2,201,533
1,620,000	Grand Chute IDRB (Surface Mount Technology Proj.) 3.95% (LOC: Bank One, N.A.) (Note A)	3.95	1,620,000
8,300,000	Middleton-Cross Plains Area School BANS, 4.00%, due 2/1/08	4.00	8,310,209

			15,131,742

	TOTAL MUNICIPAL OBLIGATIONS
	(cost $780,506,113) †—100.3%		780,506,113

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(0.3)%		(2,087,530)

	NET ASSETS—100.0%		$ 778,418,583

(A)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(B)

Securities exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On January 31, 2007, these securities amounted to $206,753,831 or 26.6% of the net assets. These securities have been deemed liquid by the Board of Directors.

(C)

Bonds which are prerefunded are collateralized by U.S. Government Securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

AMBAC	American Municipal Bond Assurance Corporation
BANS	Bond Anticipation Notes
CDA	Community Development Administration
CP	Commercial Paper
DFA	Development Finance Authority
EDA	Economic Development Authority
EDC	Economic Development Corporation
EDR	Economic Development Revenue
FGIC	Federal Guaranty Insurance Company
FHLB	Federal Home Loan Bank
FSA	Financial Security Assurance
GIC	Guaranty Investment Contract
GO	General Obligation
HDA	Housing Development Authority
HEFA	Housing & Educational Finance Authority
HFA	Housing Finance Authority
HFC	Housing Finance Commission
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bond
ISD	Independent School District
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Insurance Corporation
MFC	Multi-Family Certificates
MFH	Multi-Family Housing
PCR	Pollution Control Revenue Bond
SBPA	Standby Bond Purchase Agreement
TANS	Tax Anticipation Note
TECP	Tax-Exempt Commercial Paper
TRANS	Tax & Revenue Anticipation Note

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM CALIFORNIA MUNICIPAL MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2007
(unaudited)
PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	MUNICIPAL OBLIGATIONS

	CALIFORNIA—95.4%
$ 3,100,000	ABAG Fin. Auth. Rev. Bonds (Auth. For Non-Profit Corps.) 3.57% (LOC: Allied Irish Banks, PLC) (Note A)	3.57	$ 3,100,000
8,200,000	ABAG Fin. Auth. Rev. Bonds (Paragon Apts.) 3.64% (LOC: Comerica Bank) (Note A)	3.64	8,200,000
9,000,000	Alameda Corridor Trans. Auth. Rev. Bonds (Trust Receipts), Ser. CMC1, 3.50% (LIQ: JPMorgan Chase Bank, N.A.) (Notes A, B)	3.50	9,000,000
3,300,000	Alameda Cty. IDA Rev. Bonds (Convergent Laser) 3.65% (LOC: Comerica Bank) (Note A)	3.65	3,300,000
3,495,000	Baldwin Park COP, 3.47% (LOC: Allied Irish Banks, PLC) (Note A)	3.47	3,495,000
12,778,000	Dept. of Water Resources Rev. Bonds, 3.40%, due 2/5/07 (LIQ: Landesbank Hessen-Theuringen GZ)	3.40	12,778,000
25,728,165	Freddie Mac MFC Rev. Bonds, Ser. M001, 3.71% (LIQ: Freddie Mac) (Notes A, B)	3.71	25,728,165
10,841,744	Freddie Mac MFC Rev. Bonds, Ser. M007, 3.71% (LIQ: Freddie Mac) (Notes A, B)	3.71	10,841,744
2,985,000	Fresno Airport Rev. Bonds (MERLOT), Ser. 2000B1, 3.56% (LIQ: Wachovia Bank, N.A.) (Notes A, B)	3.56	2,985,000
12,000,000	GO RAN, 4.50%, due 6/29/07	4.50	12,052,016
15,500,000	HFA Rev. Bonds, Ser IIIG, 3.54% (LIQ: Fannie Mae) (Note A)	3.54	15,500,000
3,560,000	Infrastructure & EDR Bonds (Hydro Systems Proj.) 3.64% (LOC: Comerica Bank, N.A.) (Note A)	3.64	3,560,000
1,500,000	Infrastructure & EDR Bonds (Nature Kist Snacks Proj.) 3.65% (LOC: Wells Fargo Bank, N.A.) (Note A)	3.65	1,500,000
1,715,000	Infrastructure & EDR Bonds, Ser. A, 3.64% (LOC: Comerica Bank, N.A.) (Note A)	3.64	1,715,000
7,700,000	Lancaster Redev. Agency Rev. Bonds (Cedar Creek Proj.) 3.61% (LOC: Fannie Mae) (Note A)	3.61	7,700,000
9,000,000	Lancaster Redev. Agency Rev. Bonds 3.49% (LIQ: Lehman Brothers Holding Inc.) (Notes A, B)	3.49	9,000,000
19,000,000	Livermore Redev. Agency Hsg. Rev. Bonds, 3.61% (LOC: FHLB) (Note A)	3.61	19,000,000
10,298,000	Los Angeles Comm. Redev. Agy. Rev. Bonds (Alexandria-Roaring Forks) 3.67% (LIQ: Bank of New York, NY) (Note A)	3.67	10,298,000
11,649,000	Los Angeles Cty. Metropolitan Transportation Rev. Bonds, 3.42%, due 2/8/07 (LOC: Dexia Credit Local, BNP Paribas)	3.42	11,649,000
9,480,000	Los Angeles Harbor Dept. Rev. Bonds (MERLOT), 3.56% (LIQ: Bank of New York, NY) (Notes A, B)	3.56	9,480,000
4,300,000	Los Angeles MFH Rev. Bonds (Watts/Athens Apts. Proj.) 3.63% (LOC: FHLB) (Note A)	3.63	4,300,000
10,000,000	Los Angeles USD GO TRANS, 4.25%, due 12/3/07	3.40	10,068,527
7,000,000	Los Angeles Wastewater Sys. Rev. Bonds, (Eagle Trust), 3.60%, (LIQ: Citigroup, N.A.) (Notes A, B)	3.60	7,000,000
13,270,000	Northern CA Transmission CP Notes, 3.40%, due 3/6/07 (LIQ: WestLB AG)	3.40	13,270,000
500,000	Ontario IDA Rev. Bonds (Winsford Partners ), Ser. A, 3.48% ( LOC: Citigroup, N.A.) (Note A)	3.48	500,000
450,000	PCR Fin. Auth. Rev. Bonds (Atlantic Richfield Co.), Ser. A, 3.70% (Note A)	3.70	450,000
900,000	PCR Fin. Auth. Rev. Bonds (Pacific Gas & Electric), Ser. B, 3.69% (Note A)	3.69	900,000
14,000,000	Port of Oakland CP Notes, Ser. D, 3.37%, due 3/7/07 (LOC: BNP Paribas, Lloyds TSB Bank PLC)	3.37	14,000,000
2,170,000	Public Works Rev. Bonds (Putters 610) 3.61% (LIQ: JPMorgan Chase Bank, N.A.) (Notes A, B)	3.61	2,170,000
2,800,000	Riverside Cty. COP, 3.40%, due 2/6/07 (LOC: Bank of America, N.A.)	3.40	2,800,000
3,910,000	Sacramento Cty. Sanitation Dist. GO Bonds (MERLOT), Ser. 2000SSS, 3.51% (LIQ: Wachovia Bank, N.A.) (Notes A, B)	3.51	3,910,000
2,000,000	Sacramento MUD Rev. Bonds (MERLOT), Ser. 2000 A10, 3.51% (LIQ: Wachovia Bank, N.A.) (Notes A, B)	3.51	2,000,000
1,000,000	San Diego Cty. COP Rev. Bonds (San Diego Museum of Art Proj.) 3.57% (LOC: Allied Irish Bank, PLC) (Note A)	3.57	1,000,000
5,000,000	San Diego Hsg. Rev. Bonds, 3.64% (LOC: Citigroup, N.A.) (Note A)	3.64	5,000,000
13,500,000	San Diego USD GO Bonds (MUNITOPS) 3.62% (LIQ: ABN-AMRO Bank N.V.) (Notes A, B)	3.62	13,500,000
1,645,000	San Francisco City & County Hsg. Rev. Bonds (Derek Silva Community) 3.63% (LOC: Citibank, N.A.) (Note A)	3.63	1,645,000
2,000,000	Statewide CDA Rev. Bonds (Chevron USA Inc. Proj.), Ser. 1994, 3.49% (Note A)	3.49	2,000,000
3,340,000	Statewide CDA Rev. Bonds (Crossing Sr. Proj.) 3.64% (LOC: Citigroup, N.A.) (Note A)	3.64	3,340,000
2,000,000	Statewide CDA Rev. Bonds (Maple Square Apts. Proj.) 3.64% (LOC: Citigroup, N.A.) (Note A)	3.64	2,000,000
3,600,000	Statewide CDA Rev. Bonds (Pavillion Apts.) 3.61% (LIQ: Fannie Mae) (Note A)	3.61	3,600,000
3,825,000	Statewide CDA Rev. Bonds (Tyrella Gardens Apt. Proj.) 3.52% (LOC: Citigroup, N.A.) (Note A)	3.52	3,825,000
6,090,000	University of CA Board of Regents TECP, 3.42%, due 3/8/07	3.42	6,090,000

			284,250,452

	PUERTO RICO—5.5%
13,500,000	Commonwealth TOC's Trust, Ser. 2001-1, 3.62% (LIQ: Bank of New York) (Notes A, B)	3.62	13,500,000
3,000,000	Highway & Transportation Auth. Rev. Bonds (ROC II TR1) 3.59% (LIQ: Citigroup, N.A.) (Notes A, B)	3.59	3,000,000

			16,500,000

	TOTAL MUNICIPAL OBLIGATIONS
	(cost $300,750,452) † —100.9%		300,750,452

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(0.9)%		(2,626,801)

	NET ASSETS—100.0%		$ 298,123,651

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM CALIFORNIA MUNICIPAL MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2007
(unaudited)

(A)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(B)

Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On January 31, 2007, these securities amounted to $112,114,909 or 37.6% of net assets.
These securities have been deemed liquid by the Board of Directors.

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

ABAG	Association of Bay Area Governments
CDA	Community Development Authority
COP	Certificates of Participation
CP	Commercial Paper
EDR	Economic Development Revenue
FHLB	Federal Home Loan Bank
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIQ	Liquidity Agreement
LOC	Letter of Credit
MFC	Multi-Family Certificates
MFH	Multi-Family Housing
MUD	Municipal Urban Development
PCR	Pollution Control Revenue Bond
RAN	Revenue Anticipation Note
TECP	Tax-Exempt Commercial Paper
TOC	Tender Option Certificates
TRANS	Tax & Revenue Anticipation Note
USD	Unified School District

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS
January 31, 2007
(unaudited)
PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	MUNICIPAL OBLIGATIONS

	NEW YORK—94.2%
$ 1,685,000	Dorm. Auth. Rev. Bonds (Columbia University) 3.45%, due 2/8/07	3.45	$ 1,685,000
5,000,000	Dorm. Auth. Rev. Bonds (Cornell University) 3.55%, due 2/6/07	3.55	5,000,000
540,000	Dorm. Auth. Rev. Bonds (MERLOT), Ser. A30, 3.52% (LIQ: Wachovia Bank) (Notes A, B)	3.52	540,000
2,000,000	Dutchess Cty. IDA Rev. Bonds (Marist College) 3.62% (LOC: Bank of New York) (Note A)	3.62	2,000,000
7,975,000	East Rochester Village Hsg. Auth. Rev. Bonds (Roaring Forks Proj.) 3.70% (LIQ: Fannie Mae) (Notes A, B)	3.70	7,975,000
2,000,000	Energy Research & Dev. Auth. Facs. Rev. Bonds, Ser. C1, 3.53% (LOC: Citigroup, N.A.) (Note A)	3.53	2,000,000
995,000	Environmental Facs. Rev. Bonds (Putter 613) 3.65% (LIQ: JPMorgan Chase Bank, N.A.) (Notes A, B)	3.65	995,000
5,000,000	Environmental Quality GO Bonds, 3.58%, put 7/12/07 (LOC: WestLB AG)	3.58	5,000,000
2,000,000	Environmental Quality GO Bonds, Ser. A, 3.65%, due 2/13/07 (LOC: Bayerische Landesbank GZ & Landesbank Hessen-Theuringen GZ)	3.65	2,000,000
2,580,000	Geneva HFA Rev. Bonds (Depaul Community Facs.) Ser. A, 3.59% (LOC: FHLB) (Note A)	3.59	2,580,000
7,500,000	GO Bonds, Ser. A, 3.58%, put 7/12/07 (LOC: Dexia Credit Local)	3.58	7,500,000
10,000,000	Hempstead IDA Rev. Bonds, 3.61% (LIQ: Lehman Brothers) (Notes A, B)	3.61	10,000,000
3,000,000	HFA Rev. Bonds (1500 Lexington Ave. Proj.) Ser. A, 3.52% (LIQ: Fannie Mae) (Note A)	3.52	3,000,000
1,500,000	HFA Rev. Bonds (250 West 93rd St. Proj.) Ser. A, 3.55% (LOC: Fleet National Bank) (Note A)	3.55	1,500,000
3,100,000	HFA Rev. Bonds (345 East 94th St. Proj.) 3.53% (LOC: Freddie Mac) (Note A)	3.53	3,100,000
6,600,000	HFA Rev. Bonds (350 West 43rd St. Proj.) Ser. A, 3.53% (LOC: Landesbank Hessen-Theuringen GZ) (Note A)	3.53	6,600,000
1,400,000	HFA Rev. Bonds (Gethsemane Apts. Proj.) Ser. A, 3.51% (LOC: FHLB) ( Note A)	3.51	1,400,000
2,250,000	HFA Rev. Bonds (West 38th St. Proj.) 3.54% (LOC: Fannie Mae) (Note A)	3.54	2,250,000
5,000,000	HFA Rev. Bonds (Clinton Green South Proj.) Ser. A, 3.55% (LOC: Bank of America, N.A.) ( Note A)	3.55	5,000,000
3,600,000	LGAC Rev. Bonds, 3.45% (LOC: Societe Generale) (Note A)	3.45	3,600,000
2,000,000	Long Island Power Auth. Rev. Bonds, 3.47%, due 2/5/07 (LOC: JPMorgan Chase Bank, N.A.)	3.47	2,000,000
1,695,000	Mortgage Agency Rev. Bonds (MERLOT) Ser. A11, 3.52% (LIQ: Wachovia Bank) (Notes A, B)	3.52	1,695,000
530,000	Mortgage Agency Rev. Bonds (MERLOT) Ser. A33, 3.52% (LIQ: Wachovia Bank) (Notes A, B)	3.52	530,000
7,000,000	NYC Cultural Res. Rev. Bonds (American Museum of Natural History/ MUNITOPS) 3.64% (LIQ: ABN-AMRO Bank N.V.) (Notes A, B)	3.64	7,000,000
4,900,000	NYC GO Bonds, Ser. 1995 F6, 3.47% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	3.47	4,900,000
4,200,000	NYC HDC Rev. Bonds (1090 Franklin Ave. Proj.) 3.52% (LOC: Citibank, N.A.) (Note A)	3.52	4,200,000
1,000,000	NYC IDA Rev. Bonds (Abraham Joshua Heschel Proj.) 3.64% (LOC: Allied Irish Bank) (Note A)	3.64	1,000,000
2,000,000	NYC IDA Rev. Bonds (Professional Childrens School) 3.61% (LOC: Wachovia Bank, N.A.) (Note A)	3.61	2,000,000
700,000	NYC IDA Rev. Bonds (USA Waste Services) 3.60% (LOC: JPMorgan Chase Bank, N.A.) (Note A)	3.60	700,000
1,900,000	NYC Muni Water Fin. Auth. Rev. Bonds, Ser. 5A, 3.50, due 2/15/07 (LIQ: WestLB GZ, Bayerische Landesbank GZ)	3.50	1,900,000
4,000,000	NYC Muni Water Fin. Auth. Rev. Bonds, Ser. AA1, 3.66% (LIQ: State Street Bank, Calsters) (Note A)	3.66	4,000,000
4,200,000	NYC Transitional Fin. Auth. Rev. BANS, 4.25%, due 6/29/07	3.54	4,211,875
1,000,000	NYC Transitional Fin. Auth. Rev. Bonds (Eagle Trust) 3.66% (LIQ: Citibank, N.A.) (Notes A, B)	3.66	1,000,000
970,000	Port Authority of NY & NJ Rev. Bonds (Special Oblig. MERLOTS) Ser. B05, 3.57% (LIQ: Wachovia Bank) (Notes A, B)	3.57	970,000
7,500,000	Power Auth. Rev. Bonds CP Notes, Ser. 1, 3.48%, due 3/7/07 (LIQ: JPMorgan Chase Bank, Bank of Nova Scotia, Bank of New York, NY, Bayerische Landesbank GZ, Wachovia Bank, Landesbank Baden Wuerttemburg GZ, State Street Bank)	3.48	7,500,000
2,365,000	Suffolk Cty. IDA Rev. Bonds (Target Rock Corp.) Ser. 1987, 3.55% (LOC: Bank of America, N.A.) (Note A)	3.55	2,365,000
7,500,000	Suffolk Cty. TAN, 4.25%, due 8/16/07	3.47	7,530,707
5,000,000	Thruway Auth. Service Contract Rev. Bonds (Eagle Trust) Ser. 2000305, 3.66% (LIQ: Citigroup, N.A.) (Notes A, B)	3.66	5,000,000
1,325,000	Thruway Auth. Service Contract Rev. Bonds, 5.25%, due 4/1/07 (Insured: MBIA)	3.42	1,328,849
5,000,000	Triborough Bridge & Tunnel Auth. Rev. Bonds (Munitops) Ser. 2002-31, 3.64% (LIQ: ABN-AMRO Bank N.V.) (Notes A, B)	3.64	5,000,000
3,500,000	Westchester Cty. IDRB (Levister Redev.) 3.63% (LOC: Bank of New York, NY) (Note B)	3.63	3,500,000

			142,056,431

	PUERTO RICO—4.6%
7,000,000	Commonwealth TOC's Trust, Ser. 2001-1, 3.62% (LIQ: Bank of New York, NY) (Notes A, B)	3.57	7,000,000

	TOTAL MUNICIPAL OBLIGATIONS
	(cost $149,056,431)—99.8%		149,056,431

	OTHER ASSETS & LIABILITIES, NET—1.2%		1,826,003

	NET ASSETS—100.0%		$ 150,882,434

(A)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(B)

Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On January 31, 2007, these securities amounted to $51,205,000 or 33.9% of net assets. These securities have been deemed liquid by the Board of Directors.

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

BANS	Bond Anticipation Notes
CP	Commercial Paper
FHLB	Federal Home Loan Bank
GO	General Obligation
HDC	Housing Development Corporation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corporation
TAN	Tax Anticipation Note
TOC	Tender Option Certificates

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM INSTITUTIONAL MONEY MARKET FUND • SCHEDULE OF INVESTMENTS
January 31, 2007
(unaudited)
PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	CORPORATE OBLIGATIONS

	ASSET-BACKED OBLIGATIONS—11.9%
$ 5,000,000	Aquinas Funding, LLC, due 2/7/07 (Credit: MBIA; Rabobank Nederland) (Note B)	5.31	$ 4,983,897
1,500,000	CAFCO, LLC, due 2/7/07 (Note B)	5.30	1,498,685
3,038,000	CAFCO, LLC, due 2/8/07 (Note B)	5.29	3,022,051
2,500,000	CRC Funding, LLC, due 3/20/07 (Note B)	5.30	2,482,865
1,000,000	Long Lane Master Trust IV, CP, Ser. 1999-A, due 2/7/07 (Credit: Bank of America, N.A.) (Note B)	5.32	999,120

			12,986,618

	BROKER/DEALER OBLIGATIONS—7.8%
4,000,000	Lehman Brothers Holdings, Inc., 5.38%, due 2/22/07 (Note A)	5.31	4,002,470
3,500,000	Morgan Stanley, 5.26%, due 2/5/07	5.28	3,497,954
1,000,000	Morgan Stanley, 5.21%, due 6/20/07	5.33	979,884

			8,480,308

	FINANCE & INSURANCE OBLIGATIONS—8.6%
4,000,000	HSBC Finance Corp., 5.35%, due 2/26/07 (Note A)	5.31	4,001,453
2,500,000	Metropolitan Life Global Funding I, Ser. 2007-1, 5.31%, due 2/22/07 (Note A)	5.20	2,500,000
3,000,000	Sigma Finance Inc., due 6/8/07 (Note B)	5.35	2,944,543

			9,445,996

	TOTAL CORPORATE OBLIGATIONS—28.3%		30,912,922

	BANK OBLIGATIONS

	BANK COMMERCIAL PAPER—11.4%
4,000,000	HSBC USA Inc., due 4/23/07	5.31	3,953,020
2,000,000	Irish Life & Permanent PLC, due 2/10/07 (Note B)	5.37	1,980,204
1,500,000	Irish Life & Permanent PLC, due 5/22/07 (Note B)	5.33	1,476,121
5,000,000	Westpac Banking Corp., due 2/6/07	5.31	4,996,333

			12,405,678

	BANK NOTES—7.0%
4,600,000	HBOS Treasury Services PLC, 5.29%, 2/9/07 (Note A)	5.29	4,600,831
3,000,000	Irish Life & Permanent PLC, 5.34%, due 2/22/07 (Note A)	5.32	3,000,625

			7,601,456

	DOMESTIC/YANKEE CERTIFICATES OF DEPOSIT—3.7%
1,500,000	Rabobank Nederland, 5.24%, due 11/21/07	5.25	1,499,586
1,000,000	Rabobank Nederland, 5.18%, due 12/20/07	5.31	998,710
1,500,000	Washington Mutual Bank, 5.34%, due 3/21/07	5.34	1,500,000

			3,998,296

	EURODOLLAR BANK CERTIFICATES OF DEPOSIT—1.4%
1,500,000	Deutsche Bank AG, 5.33%, due 10/19/07	5.33	1,500,000

	FOREIGN BANK SUPPORTED OBLIGATIONS—19.4%
1,500,000	Abbey National America LLC, due 9/20/07 (GTY: Abbey National PLC)	5.27	1,451,201
4,000,000	Fortis Funding LLC, due 2/9/07 (GTY: Fortis Bank)	5.28	3,995,329
1,100,000	HBOS Treasury Services PLC, 5.32%, due 3/14/07 (GTY: Bank of Scotland)	5.32	1,093,404
3,555,000	ING (U.S.) Funding LLC, 5.30%, due 4/5/07 (GTY: ING Bank NV)	5.30	3,522,401
1,500,000	Louis Dreyfus Corp., Ser. A, due 2/2/07 (LOC: Barclays Bank PLC)	5.31	1,499,780
4,961,000	Societe Generale North America, Inc., 5.31%, due 3/8/07 (GTY: Societe Generale)	5.31	4,855,455
1,000,000	UBS Finance (Delaware) Inc., due 3/8/07	5.31	994,896
3,900,000	UBS Finance (Delaware) Inc., due 7/9/07	5.33	3,810,993

			21,223,459

	TOTAL BANK OBLIGATIONS—42.9%		46,728,889

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM INSTITUTIONAL MONEY MARKET FUND • SCHEDULE OF INVESTMENTS
January 31, 2007
(unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	TAXABLE MUNICIPAL OBLIGATIONS—3.4%
$ 3,700,000	Westchester Cty. Health Care Corp., Tax. CP Notes, Ser. 2, due 2/27/07 (LOC: Landesbank Hessen-Thueringen GZ)	5.38	$ 3,685,757

	REPURCHASE AGREEMENT—25.3%
7,575,000	Bank of America Securities LLC
	• 5.27% dated 1/31/07, due 2/1/07 in the amount of $7,576,109
	• fully collateralized by a U.S. Government obligation, coupon 5.00%,
	maturity 10/1/35, value $7,726,501	5.27	7,575,000
15,000,000	Citigroup Global Markets Corp.
	• 5.25% dated 1/31/07 due 2/1/07 in the amount of $15,002,188
	• fully collateralized by a U.S. Government obligation, coupon 4.50%,
	maturity 1/1/19, value $15,300,000	5.25	15,000,000
5,000,000	Morgan Stanley & Co., Inc.
	• 5.27% dated 1/31/07, due 2/1/07 in the amount of $5,000,732
	• fully collateralized by various U.S. Government obligations, coupon range 4.00%-6.00%,
	maturity range 8/1/13-11/01/36, value $5,125,461	5.27	5,000,000

			27,575,000

	TOTAL INVESTMENTS (Cost $108,902,568) † —99.9%		108,902,568

	OTHER ASSETS AND LIABILITIES, NET—0.1%		163,449

			$ 109,066,017

(A)	Variable rate securities. The rates shown are the current rates on January 31, 2007. Dates shown represent the next interest reset date.

(B)

Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On January 31, 2007, these securities amounted to $19,387,486 or 17.8% of net assets. These securities have been deemed liquid by the Board of Directors.

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

CP	Commercial Paper
GTY	Guarantee
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Insurance Corporation

The Fund’s securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM INSTITUTIONAL U.S. GOVERNMENT FUND • SCHEDULE OF INVESTMENTS
January 31, 2007
(unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	FANNIE MAE—11.1%
$ 5,000,000	Discount Notes, due 11/1/06	5.19	$ 4,815,140
500,000	Discount Notes, due 5/30/07	5.21	491,666
500,000	Discount Notes, due 6/13/07	5.20	490,696
6,000,000	Mortgage-backed Notes, due 4/2/07	5.20	5,948,017
20,000,000	Mortgage-backed Notes, due 4/2/07	5.19	19,827,000
1,000,000	Notes, 7.125%, due 3/15/07	5.24	1,002,045
6,325,000	Notes, 4.875%, due 8/27/07	5.21	6,311,964
2,256,000	Notes, 5.00%, due 9/14/07	5.21	2,252,514
5,000,000	Notes, 5.15%, due 11/21/07	5.22	4,996,314
8,000,000	Notes, due 3/15/07 (Note A)	5.33	7,950,588

			54,085,944

	FEDERAL HOME LOAN BANK—3.1%
5,000,000	Discount Notes, due 3/28/07	5.22	4,960,660
3,010,000	Notes, 4.875%, due 5/15/07	5.20	3,006,924
3,000,000	Notes, 3.125%, due 8/15/07	5.20	2,966,897
3,000,000	Notes, 5.75%, due 10/15/07	5.23	3,009,687
1,100,000	Notes, 3.16%, due 11/19/07	5.20	1,082,516

			15,026,684

	FREDDIE MAC—10.2%
1,000,000	Discount Notes, due 2/26/07	5.19	996,431
500,000	Discount Notes, due 3/13/07	5.20	497,144
1,000,000	Discount Notes, due 4/13/07	5.20	989,922
5,000,000	Discount Notes, due 5/25/07	5.21	4,919,880
10,000,000	Discount Notes, due 7/9/07	5.21	9,777,044
5,000,000	Discount Notes, due 8/31/07	5.25	4,850,981
500,000	Discount Notes, due 9/18/07	5.18	484,161
5,000,000	Notes, 2.43%, due 3/13/07	5.21	4,980,863
12,000,000	Notes, 4.50%, due 4/5/07	5.25	11,977,554
2,250,000	Notes, 4.625%, due 6/1/07	5.20	2,245,350
7,000,000	Notes, 5.00%, due 9/17/07	5.21	6,989,043
780,000	Notes, 3.25%, due 1/28/08	5.18	765,573

			49,473,946

	REPURCHASE AGREEMENTS—79.2%
150,807,000	Bank of America Securities LLC
	• 5.27% dated 1/31/07, due 2/1/07 in the amount of $150,829,076
	• fully collateralized by a U.S. Government obligation, coupon 5.000%,
	maturity 10/1/35, value $153,823,140	5.27	150,807,000
125,000,000	Citigroup Global Markets Corp.
	• 5.25% dated 1/31/07, due 2/1/07 in the amount of $125,018,229
	• fully collateralized by various U.S. Government obligations, coupon range 4.000%-6.255%,
	maturity range 7/1/13-10/1/36, value $127,500,001	5.25	125,000,000
110,000,000	Morgan Stanley & Co., Inc.
	• 5.27% dated 1/31/07, due 2/1/07 in the amount of $110,016,103
	• fully collateralized by various U.S. Government obligations, coupon range 5.000%-6.500%,
	maturity range 7/1/20-1/1/37, value $112,753,531	5.27	110,000,000

			385,807,000

	TOTAL INVESTMENTS (Cost $504,393,574) † —103.6%		504,393,574

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(3.6)%		(17,428,835)

	NET ASSETS—100.0%		$ 486,964,739

(A)	Zero coupon security. The rate shown is the current yield on January 31, 2007.

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

The Fund's securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM SHORT-TERM INVESTMENT FUND • SCHEDULE OF INVESTMENTS
January 31, 2007
(unaudited)

PRINCIPAL AMOUNT		COUPON RATE	MARKET VALUE

	CORPORATE OBLIGATIONS

	BANK OBLIGATIONS—9.0%
$ 100,000	Fleet Boston Financial Corp., due 12/1/09	7.38%	$ 105,033
400,000	HBOS Treasury Services PLC, MTN, due 3/7/08 (Notes A, B)	5.31	400,022
400,000	Irish Life & Permanent PLC, due 3/20/08 (Notes A, B)	3.65	400,040

			905,095

	BANK LOAN—3.0%
300,000	ILH LLC, Ser. 2005, 11/1/35 (Note A)	5.37	300,000

	FINANCIALS—5.9%
100,000	CIT Group Inc., due 10/15/08	5.88	100,892
200,000	John Deere Capital Corp., due 1/15/08	3.90	197,252
300,000	Safeco Corp., due 2/1/08	4.20	295,542

			593,686

	INDUSTRIALS—6.5%
250,000	AOL Time Warner, Inc., due 5/1/07	6.15	250,323
100,000	Comcast of Delaware LLC, due 9/1/08	9.00	105,406
100,000	Daimler Chrysler N.A. Holdings Corp., due 1/15/08	4.75	99,149
100,000	Kraft Foods Inc., due 10/1/08	4.00	97,723
100,000	Motorola Inc., due 11/16/07	4.61	99,315

			651,916

	TRANSPORTATION SERVICES—3.0%
100,000	FedEx Corp., due 8/15/09	5.50	100,129
200,000	FedEx Corp., due 4/1/07	2.65	199,121

			299,250

	TOTAL CORPORATE OBLIGATIONS—27.3%		2,749,947

	MUNICIPAL OBLIGATIONS—4.0%
400,000	Warren County IDA, Tax. Stupps Bros., Ser. B-2, Revenue Bonds, due 12/1/18 (LOC: Bank of America, N.A.) (Note A)	5.35	400,000

	LOAN PARTICIPATION—3.0%
300,000	Popular North America Inc., due 2/8/07 (GTY: Popular Inc.)	5.39	300,000

	BANK COMMERCIAL PAPER—24.4%
500,000	Depfa Bank PLC, due 9/21/07	5.08	483,631
500,000	HSBC USA, due 4/23/07	5.22	494,128
350,000	Long Lane Master Trust IV, CP, Ser. 1999-A, due 2/7/07 (Credit: Bank of America, N.A.) (Note B)	5.30	349,693
500,000	Svenska Handelsbanken, due 2/2/07	5.30	499,926
400,000	UBS Financial Delaware LLC, due 2/5/07	5.26	399,766

			2,227,144

	INDUSTRIAL COMMERCIAL PAPER—0.2%
250,000	Kellogg Co., due 3/12/07	5.30	248,565

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM SHORT-TERM INVESTMENT FUND • SCHEDULE OF INVESTMENTS
January 31, 2007
(unaudited)

PRINCIPAL AMOUNT		COUPON RATE	MARKET VALUE

	REPURCHASE AGREEMENTS—40.8%
$3,101,000	Bank of America Securities LLC
	• 5.27% dated 1/31/07, due 2/1/07 in the amount of $3,101,454
	• fully collateralized by a U.S. Government obligation, coupon 5.00%,	5.27%	$ 3,101,000
	maturity 10/1/35, value $3,163,020
1,000,000	Morgan Stanley & Co., Inc.
	• 5.27% dated 1/31/07, due 2/1/07 in the amount of $1,000,146
	• fully collateralized by a U.S. Government obligation, coupon 6.00%,	5.27	1,000,000

	maturity 11/1/36, value $1,025,092		4,101,000

	TOTAL INVESTMENTS
	(cost $10,031,222) † —99.7%		9,778,091

	OTHER ASSETS AND LIABILITIES, NET—0.3%		277,187

	NET ASSETS—100.0%		$10,055,278

(A)	Variable rate securities. The rates shown are the current rates on January 31, 2007. Dates shown represent the next interest reset date.

(B)

These obligations were acquired for investment, not with the intent to distribute or sell. They are restricted as to public resale. These obligations were acquired at a cost of par. On January 31, 2007, the aggregate market value of these securities, valued at amortized cost is $1,149,755 representing 11.4% of net assets.

†	At January 31, 2007, the tax basis cost of the Fund's investments was $10,031,222, and the gross unrealized appreciation and depreciation were $70 and $4,636, respectively.

CP	Commercial Paper
GTY	Guaranteed
IDA	Industrial Development Authority
LOC	Letter of Credit
MTN	Medium Term Note

The Fund values it's securities using various methods depending on the primary market or exchange on which the securities trade. Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities’ most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. When market quotations are not readily available or not reflective of fair value as determined in accordance with fair value procedures approved by the Board (“Fair Value Procedures”), securities and assets are valued at fair value as determined pursuant to the Fair Value Procedures. To the extent the Fund holds securities that are traded in foreign markets, the Fund may also determine when it is appropriate to apply fair valuation to such securities in accordance with the Fair Value Procedures.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM SHORT-TERM BOND FUND • SCHEDULE OF INVESTMENTS
January 31, 2007
(unaudited)

PRINCIPAL AMOUNT		COUPON RATE	MARKET VALUE

	CORPORATE OBLIGATIONS

	BANK OBLIGATIONS—10.3%
$ 400,000	Fleet Boston Financial Corp., due 12/1/09	7.38%	$ 420,132
300,000	Greenpoint Financial Corp., due 6/6/08	3.20	289,397
300,000	Santander Central Hispano Issuances LTD, due 9/14/10	7.63	322,788

			1,032,317

	FINANCIALS—26.1%
320,000	Caterpillar Financial Services Corp., Ser. F, MTN, due 3/4/09	4.35	313,322
400,000	CIT Group Inc., due 10/15/08	5.88	403,568
500,000	General Electric Capital Corp., Ser. A, MTN, due 1/19/10	7.38	528,216
500,000	Goldman Sachs Group LP, due 6/15/10	4.50	488,269
400,000	John Deere Capital Corp., due 1/15/08	3.90	394,503
195,000	Merrill Lynch & Co., Inc., Ser. C, MTN, due 2/8/10	4.25	188,963
300,000	Safeco Corp., due 2/1/08	4.20	295,542

			2,612,383

	INDUSTRIALS—16.0%
300,000	AOL Time Warner, Inc., due 9/1/08	7.25	307,610
300,000	Comcast of Delaware LLC, due 9/1/08	9.00	316,218
200,000	Daimler Chrysler N.A. Holdings Corp., due 1/15/08	4.75	198,298
200,000	Diageo Capital PLC, MTN, due 11/1/09	7.25	209,047
300,000	Kraft Foods Inc., due 10/1/08	4.00	293,170
280,000	Motorola Inc., due 11/16/07	4.61	278,083

			1,602,426

	TRANSPORTATION SERVICES—2.0%
200,000	FedEx Corp., due 8/15/09	5.50	200,257

	TOTAL CORPORATE OBLIGATIONS—54.4%		5,447,383

	GOVERNMENT AGENCY OBLIGATIONS—8.2%
500,000	Federal Home Loan Bank, due 11/13/09	6.50	517,905
300,000	Federal Home Loan Bank, due 11/15/11	5.63	307,003

			824,908

	U.S. TREASURY OBLIGATIONS—16.7%
1,440,000	U.S. Treasury Note, due 11/30/08	4.63	1,432,011
240,000	U.S. Treasury Note, due 11/15/09	4.63	238,509

			1,670,520

	LOAN PARTICIPATION—3.0%
300,000	Popular North America Inc., due 2/8/07 (GTY: Popular Inc.)	5.39	300,000

	BANK COMMERCIAL PAPER—13.3%
500,000	Depfa Bank PLC, due 9/21/07	5.08	483,631
500,000	Irish Life & Permanent PLC, due 3/16/07	5.22	496,865
350,000	UBS Financial Delaware LLC, due 2/5/07	5.26	349,796

			1,330,292

	INDUSTRIAL COMMERCIAL PAPER—2.5%
250,000	Kellogg Co., due 3/12/07	5.30	248,565

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM SHORT-TERM BOND FUND • SCHEDULE OF INVESTMENTS
January 31, 2007
(unaudited)

PRINCIPAL AMOUNT		COUPON RATE	MARKET VALUE

	REPURCHASE AGREEMENT—0.9%
$ 88,000	Bank of America Securities LLC
	• 5.27% dated 1/31/07, due 2/1/07 in the amount of $88,013
	• fully collateralized by a U.S. Government obligation, coupon 5.00%,
	maturity 10/1/35, value $89,760	5.27%	$ 88,000

	TOTAL INVESTMENTS
	(cost $9,946,655) † —99.0%		9,661,103

	OTHER ASSETS AND LIABILITIES, NET—1.0%		350,378

	NET ASSETS—100.0%		$10,011,481

†	At January 31, 2007, the tax basis cost of the Fund's investments was $9,946,655, and the gross unrealized appreciation and depreciation were $278 and $37,265, respectively.

GTY	Guarantee
MTN	Medium Term Note

The Fund values it’s securities using various methods depending on the primary market or exchange on which the securities trade. Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities’ most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. When market quotations are not readily available or not reflective of fair value as determined in accordance with fair value procedures approved by the Board (“Fair Value Procedures”), securities and assets are valued at fair value as determined pursuant to the Fair Value Procedures. To the extent the Fund holds securities that are traded in foreign markets, the Fund may also determine when it is appropriate to apply fair valuation to such securities in accordance with the Fair Value Procedures.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   TD Asset Management USA Funds Inc.

By (Signature and Title)*   David Hartman, President

Date 3/23/07

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ David Hartman, President

Date 3/23/07

By (Signature and Title)*    /s/ Christopher Salfi, Treasurer

Date 3/23/07

*	Print the name and title of each signing officer under his or her signature.